Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Schedule of Ordinary Shares

	December 31, 2020	June 30, 2021
Number of ordinary shares authorized	500,000,000	500,000,000
Authorized par value of per share	$0.01	$0.01
Number of ordinary shares issued and fully paid	209,675,470	348,086,060
Number of equivalent ADSs issued and fully paid	41,935,094	69,617,212
Amount of ordinary shares authorized	$5,000,000	$5,000,000
Amount of share capital par value issued and fully paid	$61,826,237	$63,013,589
Amount of share capital surplus issued and fully paid	$115,754,741	$212,841,825